Offerings	Mar. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 2,395,835.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 330.86
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Our current offering size includes 3,750,000 Class A Ordinary Shares, together with up to an additional 562,500 Class A Ordinary Shares issuable pursuant to the underwriters' over-allotment option (representing 15% of the total number of Class A Ordinary Shares offered), at an assumed maximum offering price of US$5.00 per Class A Ordinary Share. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, issuable upon exercise of Representative's Warrant
Maximum Aggregate Offering Price	$ 83,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.50
Offering Note	The Representative's Warrants are exercisable for up to 3.33% of the number of Class A Ordinary Shares issuable in the current public offering as stated in footnote (1), not including Class A Ordinary Shares that may be purchased from us upon the exercise of the over-allotment option by the underwriters, at a per share exercise price equal to 120% of the per share offering price of the Class A Ordinary Shares in the public offering. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act, based upon the price at which the warrants may be exercised.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 19,166,665.00
Amount of Registration Fee	$ 2,934.42
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, in connection with the original registration of 3,833,333 Class A Ordinary Shares (including 3,333,333 firm shares and 500,000 shares subject to the underwriters' over-allotment option) at an assumed maximum offering price of US$5.00 per Class A Ordinary Share. Pursuant to Rule 416 under the Securities Act, as amended, there is also registered thereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions. The current offering size is now 3,750,000, together with up to an additional 562,500 Class A Ordinary Shares issuable pursuant to the underwriters' over-allotment option (as stated in footnote (1)).
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 21,361,110.00
Amount of Registration Fee	$ 3,270.39
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended, in connection with the registration of 4,272,222 Class A Ordinary Shares for resale by the selling shareholders. The resale prospectus relating to such shares has been withdrawn and removed pursuant to the Post-Effective Amendment No. 2 to this Registration Statement dated December 5, 2025.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrant
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee was required or previously paid for the Representative's Warrant pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, issuable upon exercise of Representative's Warrant
Maximum Aggregate Offering Price	$ 666,000.00
Amount of Registration Fee	$ 101.96
Offering Note	The Representative's Warrants are exercisable for up to 3.33% of the number of Class A Ordinary Shares issuable in the public offering, not including Class A Ordinary Shares that may be purchased from us upon the exercise of the over-allotment option by the underwriters, at a per share exercise price equal to 120% of the per share offering price of the Class A Ordinary Shares in the public offering. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act, based upon the price at which the warrants may be exercised. The total amount of Class A Ordinary Shares issuable upon exercise of the Representative's Warrants has now been changed from 3.33% of 3,333,333 Class A Ordinary Shares to 3.33% of 3,750,000 Class A Ordinary Shares, given the change in the offering size as stated in footnote (1)).